Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Our operating lease obligations as of December 31, 2015 were as follows:

	Payments Due By Period
	Total	2016	2017	2018	2019	2020	Thereafter
In millions
Operating leases	$11.5	$6.5	$2.2	$1.5	$1.3	$—	$—

Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Our unconditional purchase obligations with terms greater than one year as of December 31, 2015 were as follows:

	Payments Due By Period
	Total	2016	2017	2018	2019	2020	Thereafter
In millions
Unconditional purchase obligations	$48.1	$11.6	$9.9	$6.1	$5.5	$4.9	$10.1